Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Tax charges and credits	$ 0	$ 0